CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statements of profit or loss
Revenue	$ 6,546,146	$ 6,011,819	$ 7,102,070
Cost of sales	(4,634,149)	(4,744,095)	(4,274,496)
Gross profit (loss)	1,911,997	1,267,724	2,827,574
Other income	597,061	573,017	100,129
Distribution costs	(695,377)	(693,039)	(922,226)
Administrative expenses	(565,027)	(624,326)	(613,608)
Other expense by function	(212,213)	(480,336)	(373,889)
Profit (loss) from operating activities	1,036,441	43,040	1,017,980
Finance income	66,355	131,666	72,116
Finance costs	(397,923)	(373,496)	(200,366)
Share of profit (loss) of associates and joint ventures accounted for using equity method	(45,792)	7,709	33,684
Gains (losses) on exchange differences on translation	(12,400)	(194,739)	(77,067)
Profit (loss) before income tax	646,681	(385,820)	846,347
Income tax benefit (expense)	(170,400)	27,293	(142,121)
Net profit (loss)	476,281	(358,527)	704,226
Net profit (loss) attributable to
Net profit (loss) attributable to owners of parent company	476,470	(358,560)	704,480
Net profit (loss) attributable to non-controlling interests	(189)	33	(254)
Net profit (loss)	$ 476,281	$ (358,527)	$ 704,226
Basic earnings (loss) per share
Basic earnings (loss) per share from continuing operations	$ 3.9241	$ (2.9762)	$ 5.8476
Basic earnings (loss) per share	3.9240555	(2.9762352)	5.8475518
Diluted earnings (loss) per share
Diluted earnings (loss) per share from continuing operations	3.9241	(2.9762)	5.8476
Diluted earnings (loss) per share	$ 3.9240555	$ (2.9762352)	$ 5.8475518